Long-Term Debt And Liquidity Long-Term Debt And Liquidity (Senior Notes) (Details) (USD $)	Mar. 31, 2013	Nov. 20, 2012 Senior Notes [Member]	Nov. 20, 2012 Maximum [Member] Senior Notes [Member]	Mar. 31, 2013 Minimum [Member] Senior Notes [Member]	Dec. 31, 2012 Minimum [Member] Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount issued		$ 300,000,000
Stated interest rate	6.375%	6.375%
Redemption price percentage of principal prior to November 15, 2016		100.00%
Redemption percentage price of aggregate principal prior to November 15, 2015			35.00%
Redemption price percentage of principal prior to November 15, 2015		106.375%
Repurchase percentage price of aggregate principal due to change in control		101.00%
Unpaid indebtness after maturity or acceleration				50,000,000	50,000,000
Unpaid judgment or decree				$ 50,000,000	$ 50,000,000